Total
08.31 Fidelity Arizona Municipal Funds Combo PRO-10 | Fidelity® Arizona Municipal Money Market Fund
Supplement to the Fidelity's Arizona Municipal Funds October 30, 2019 Prospectus
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Arizona Municipal Money Market Fund}	08.31 Fidelity Arizona Municipal Funds Combo PRO-10 Fidelity® Arizona Municipal Money Market Fund Fidelity Arizona Municipal Money Market Fund-Default
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%	[1]
[1]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the fund will be able to avoid a negative yield.